Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies
Balances in foreign currencies at December 31, 2019 are as follows:

	US dollars $	British pounds £	Euro €
Cash and cash equivalents	9,676,360	26,751	33,664
Other receivables	1,500,000	—	—
Accounts payable and other liabilities	(1,378,860)	(6,345)	(310,086)
Warrant derivative	(6,551,250)	—	—
	3,246,250	20,406	(276,422)